Borrowings - Debt instrument (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings	$ 3,468,341	$ 3,510,847
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Interest rate	5.63%
Borrowings	$ 506,183	498,920
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Interest rate	6.25%
Borrowings	$ 506,597	498,635
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Borrowings
Interest rate	8.00%
Borrowings	$ 943,104	959,814
IHS Holding Term Loan Facility
Borrowings
Borrowings	$ 371,132	370,935
IHS Holding Term Loan Facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%
IHS Holding (2024) Term Facility
Borrowings
Borrowings	$ 264,405
IHS Holding (2024) Term Facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%
IHS (Nigeria) Limited, Borrowing, Maturing 2026
Borrowings
Borrowings	$ 11,147
IHS (Nigeria) Limited, Borrowing, Maturing 2026 | Maximum
Borrowings
Interest rate	24.00%
IHS (Nigeria) Limited, Borrowing, Maturing 2026 | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
INT Towers Limited, maturing 2028
Borrowings
Borrowings	$ 122,835	186,302
INT Towers Limited, maturing 2028 | Maximum
Borrowings
Interest rate	24.00%
INT Towers Limited, maturing 2028 | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
IHS Cote d Ivoire S.A., CIV XOF Tranche
Borrowings
Interest rate	6.50%
Borrowings	$ 11,130
IHS Cote d Ivoire S.A., CIV Euro Tranche
Borrowings
Borrowings	$ 59,302
IHS Cote d Ivoire S.A., CIV Euro Tranche | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%
IHS Cte d'Ivoire Ltd (CFA Franc) maturing 2024
Borrowings
Interest rate	5.00%
Borrowings		6,570
IHS Cte d'Ivoire Ltd (Euro) maturing 2024
Borrowings
Borrowings		4,841
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%
IHS Zambia Limited, 2027
Borrowings
Borrowings	$ 76,454	81,297
IHS Zambia Limited, 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031
Borrowings
Borrowings	$ 238,464	252,341
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.10%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Borrowings
Borrowings	$ 84,274	84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%
IHS Kuwait Limited, 2029
Borrowings
Borrowings	$ 59,376	61,354
IHS Kuwait Limited, 2029 | Discount rate
Borrowings
Borrowings, adjustment to interest rate basis	2.00%
IHS Towers South Africa Proprietary Limited maturing 2029
Borrowings
Borrowings	$ 178,993	185,404
IHS Towers South Africa Proprietary Limited maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%
IHS Towers South Africa Proprietary Limited bank overdraft
Borrowings
Interest rate	11.50%
Borrowings	$ 10,667	675
IHS Nigeria Limited, letters of credit maturing 2024
Borrowings
Borrowings	$ 5,762	98,918
IHS Nigeria Limited, letters of credit maturing 2024 | Maximum
Borrowings
Interest rate	15.55%
IHS Nigeria Limited, letters of credit maturing 2024 | Minimum
Borrowings
Interest rate	12.00%
INT Towers Limited, letters of credit maturing 2024
Borrowings
Borrowings	$ 17,546	219,418
INT Towers Limited, letters of credit maturing 2024 | Maximum
Borrowings
Interest rate	15.75%
INT Towers Limited, letters of credit maturing 2024 | Minimum
Borrowings
Interest rate	12.00%
IHS Towers NG Limited, letters of credit maturing 2024
Borrowings
Interest rate	15.49%
Borrowings		23
Global Independent Connect Limited, letter of credit maturing 2024
Borrowings
Borrowings	$ 970	$ 1,095
Global Independent Connect Limited, letter of credit maturing 2024 | Maximum
Borrowings
Interest rate	15.25%
Global Independent Connect Limited, letter of credit maturing 2024 | Minimum
Borrowings
Interest rate	13.25%
IHS (Nigeria) Limited letter of credit | Maximum
Borrowings
Interest rate	15.55%
IHS (Nigeria) Limited letter of credit | Minimum
Borrowings
Interest rate	12.00%
INT Towers Limited, letter of credit | Maximum
Borrowings
Interest rate	15.75%
INT Towers Limited, letter of credit | Minimum
Borrowings
Interest rate	12.00%